Commitments and Contingencies (Details)	9 Months Ended	12 Months Ended
	Dec. 27, 2014 item	Mar. 29, 2014 item
Commitments and Contingencies.
Number of key officers with employment agreements	3	2
Number of the key officers employment agreements expiring in November 2015	1	1
Automatic renewal terms of the key officers employment agreements expiring in November 2015	1 year	1 year
Number of the key officers employment agreements that do not expire	2